Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under company's noncancelable operating leases	Future minimum rental payments under the Company’s noncancelable operating leases at December 31, 2020 is as follows (amounts in thousands):

Year Ending December 31,
2021	$760
2022	783
2023	806
2024	302
2025	—
Thereafter	—

Total	$2,651
Present Value Adjustment	(279)

Lease liability at December 31, 2020	$2,372